Cover	Jun. 17, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2021
Entity File Number	000-54142
Entity Registrant Name	CREDEX CORPORATION
Entity Central Index Key	0001432939
Entity Tax Identification Number	16-1731286
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	500 Australian Ave South
Entity Address, Address Line Two	Suite 630
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	651-4160
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	848 Rainbow Blvd
Entity Address, Address Line Two	# 2096
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	89107